Leases - Right-of-use assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Right-of-use assets at beginning of period	€ 906	€ 929
Impairment	(43)	2	€ 6
Right-of-use assets at end of period	758	906	929
Gross carrying amount
Leases
Right-of-use assets at beginning of period	1,709	1,664
Additions	131	203
Assets held for sale	(72)
Retirements	(86)	(135)
Translation differences	26	(23)
Right-of-use assets at end of period	1,708	1,709	1,664
Accumulated depreciation, amortisation and impairment
Leases
Right-of-use assets at beginning of period	(803)	(735)
Assets held for sale	44
Retirements	86	135
Translation differences	(11)	11
Depreciation	(223)	(216)
Impairment	(43)	2
Right-of-use assets at end of period	(950)	(803)	(735)
Buildings
Leases
Right-of-use assets at beginning of period	757	834
Right-of-use assets at end of period	609	757	834
Buildings | Gross carrying amount
Leases
Right-of-use assets at beginning of period	1,434	1,423
Additions	36	74
Assets held for sale	(25)
Retirements	(48)	(39)
Translation differences	25	(24)
Right-of-use assets at end of period	1,422	1,434	1,423
Buildings | Accumulated depreciation, amortisation and impairment
Leases
Right-of-use assets at beginning of period	(677)	(589)
Assets held for sale	4
Retirements	48	39
Translation differences	(10)	11
Depreciation	(135)	(140)
Impairment	(43)	2
Right-of-use assets at end of period	(813)	(677)	(589)
Other
Leases
Right-of-use assets at beginning of period	149	95
Right-of-use assets at end of period	149	149	95
Other | Gross carrying amount
Leases
Right-of-use assets at beginning of period	275	241
Additions	95	129
Assets held for sale	(47)
Retirements	(38)	(96)
Translation differences	1	1
Right-of-use assets at end of period	286	275	241
Other | Accumulated depreciation, amortisation and impairment
Leases
Right-of-use assets at beginning of period	(126)	(146)
Assets held for sale	40
Retirements	38	96
Translation differences	(1)	0
Depreciation	(88)	(76)
Impairment	0	0
Right-of-use assets at end of period	€ (137)	€ (126)	€ (146)